Software Development Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Software Development Costs
Software Development Costs

3. Software Development Costs

Software development costs, net consisted of the following:

	March 31,	December 31,
	2024	2023

Capitalized software in-process	$1,097,000	$1,097,000
Website development	763,000	763,000
Less accumulated amortization	(672,000)	(672,000)
Software impairment	(1,188,000)	(1,188,000)
Software development costs, net	$-	$-

3. Software Development Costs

Software development costs, net consisted of the following:

	December 31,
	2023	2022

Capitalized software in-process	$1,097,000	$1,097,000
Website development	763,000	763,000
Less accumulated amortization	(672,000)	(672,000)
Software impairment	(1,188,000)	(1,188,000)
Software development costs, net	$-	$-

Amortization expense for the years ended December 31, 2023 and 2022 was zero and $39,000, respectively.